INTANGIBLE ASSET (Details Narrative)	3 Months Ended
Mar. 31, 2020 USD ($)
Intangible assets, amortization expense	$ 952
Sotware development [Member]
Intangible assets, estimated useful lives	5 years
Intangible assets, amortization method	Straight line basis